DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF DEPOSIT PREPAYMENTS AND OTHER RECEIVABLES

Deposit, prepayments, and other receivables consists of the following:

	May 31, 2025	August 31, 2024

Deposits and Prepayments	$47,439	$33,406
Other receivables (Advances to suppliers)	34,743	81,400

Total	$82,182	$114,806

Deposit, prepayments, and other receivables consists of the following:

	August 31, 2024	August 31, 2023

Deposits and Prepayments	$33,406	$20,777
Other receivables (Advances to suppliers)	81,400	596,730
Total	$114,806	$617,507